Summary of Significant Accounting Policies (Summary of Activity Related to Warranty Liability Included in Other Current Liabilities) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Beginning balance	$ 589	$ 540	$ 584	$ 599	$ 599	$ 663
Warranty accruals	(17)	(105)	118	3
Warranty claims	(8)	(23)	(138)	(190)	(390)	(519)
Ending balance	$ 564	$ 412	$ 564	$ 412	$ 584	$ 599